Trade receivables (Details 4) R$ in Thousands	Dec. 31, 2020 BRL (R$) item	Dec. 31, 2019 BRL (R$) item	Dec. 31, 2018 BRL (R$)	Oct. 11, 2018 BRL (R$)
Expected credit losses for aging
Lifetime ECL	R$ 29,891	R$ 17,478
Customers in bankruptcy	2,164	5,046
Impairment losses on trade receivables	R$ 32,055	R$ 22,524	R$ 19,397	R$ 26,616
Percentage of impairment losses on trade receivables recorded for the customers who went bankrupt	100.00%	100.00%
Number of customers that went bankrupt | item	3	3
Not yet due
Expected credit losses for aging
Expected credit loss rate (%)	0.10%	0.67%
Lifetime ECL	R$ 432	R$ 2,267
Up to 30 days
Expected credit losses for aging
Expected credit loss rate (%)	6.19%	1.81%
Lifetime ECL	R$ 523	R$ 188
From 31 to 60 days
Expected credit losses for aging
Expected credit loss rate (%)	12.92%	3.12%
Lifetime ECL	R$ 1,413	R$ 234
From 61 to 90 days
Expected credit losses for aging
Expected credit loss rate (%)	20.64%	5.04%
Lifetime ECL	R$ 1,809	R$ 306
From 91 to 180 days
Expected credit losses for aging
Expected credit loss rate (%)	43.66%	11.10%
Lifetime ECL	R$ 6,785	R$ 1,056
From 181 to 360 days
Expected credit losses for aging
Expected credit loss rate (%)	51.67%	45.37%
Lifetime ECL	R$ 9,320	R$ 7,628
Over 360 days
Expected credit losses for aging
Expected credit loss rate (%)	78.26%	84.13%
Lifetime ECL	R$ 9,609	R$ 5,799